Net Income Per Common Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Net Income Per Common Share

Antidilutive stock awards consist of stock options that would have been antidilutive in the application of the treasury stock method.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net Income (Loss)	$(1,341,496)	$(3,196,401)	$(14,095,691)	$4,027,330
Net Income (loss) – diluted	$(1,341,496)	$(3,196,401)	$(14,095,691)	$4,027,330

Denominator:
Weighted average common shares outstanding	386,013,317	9,857,162	156,095,522	8,853,850
Effect of dilutive shares	-	-	-	753,598
Diluted	386,013,317	9,857,162	156,095,522	9,607,448

Net income per common share:
Basic	$(0.00)	$(0.32)	$(0.09)	$0.45
Diluted	$(0.00)	$(0.32)	$(0.09)	$0.42